Annual Total Returns[BarChart] - Xtrackers MSCI Germany Hedged Equity ETF - Xtrackers MSCI Germany Hedged Equity ETF	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.97%	17.76%	2.20%	7.68%	7.28%	13.58%	(16.04%)	26.62%	4.48%